RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Disclosure of transactions between related parties

For the years ended December 31 ($ millions)	2023	2022
Services provided(1)
PGI	272	106
Aux Sable	132	104
Alliance	15	16
Cedar LNG	12	7
Veresen Midstream	—	35
Other(2)	2	1
Total services provided	433	269
Services received
PGI	12	11
Alliance	12	12
Other(2)	—	3
Total services received	24	26

As at December 31 ($ millions)	2023	2022
Advances to related parties(3)	—	22
Trade receivables and other(4)	36	42
Trade payables and other(5)	1	150
(1)    Services provided by Pembina include payments made by Pembina on behalf of related parties.
(2) Other includes transactions with CKPC, Grand Valley, and ACG (for 2023 only). Excluded are amounts recorded on the transfer of assets and liabilities as part of the dissolution of CKPC.
(3)    During the year ended December 31, 2023, Pembina settled an advance due from Ruby for U.S. $14 million and Fort Corp repaid advances of $4 million.
(4)    As at December 31, 2023, trade receivables and other includes $33 million due from PGI (2022: $41 million).
(5)    As at December 31, 2022, trade payables and other included U.S. $102 million related to the Ruby Settlement Agreement with Ruby, which was settled in January 2023.

($ millions)		Transaction Value Years Ended December 31
Post-employment benefit plan	Transaction	2023	2022
Defined benefit plan	Funding	17	15

Disclosure of key management personnel compensation
Key management personnel compensation comprised:

For the years ended December 31
($ millions)	2023	2022
Short-term employee benefits	16	12
Share-based compensation and other(1)	13	34
Total compensation of key management	29	46
(1)    Includes termination benefits.